CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (465,020,512)	$ 48,675,814	$ 117,382,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	35,858,842	26,388,643	10,162,437
Gain from settlement of pre-existing relationship			(2,100,832)
Unrealized (gain) loss on marketable securities	8,598,962	(679,626)
(Income) loss from equity in affiliates	165,110	278,662	(22,128,235)
Allowance for doubtful accounts	9,605,824	5,739,736	13,937,173
Share-based compensation	32,023,557	27,005,773	11,920,554
Amortization of discounts related to liability for exclusive rights	891,441
Goodwill impairment charge	417,822,304
Loss on disposal of subsidiaries	1,054,348
Others	620,084	(2,070,006)	1,030,759
Changes in operating assets and liabilities:
Restricted cash	4,403,608	1,071,118	(6,852,856)
Customer deposits	10,433,895	(50,618,840)	32,813,578
Accounts receivable	(75,314,964)	(26,971,714)	(37,823,690)
Marketable securities		(15,884,428)	8,096,038
Amounts due from related parties	(227,936)	1,022,856	731,809
Property held for sale	596,251
Prepaid expenses and other current assets	(5,439,775)	1,968,890	5,752,434
Other non-current assets	(4,152,077)	(1,591,264)	3,180,863
Accounts payable	(2,462,505)	(1,906,219)	(4,188,599)
Accrued payroll and welfare expenses	13,478,032	6,580,711	19,538,868
Income tax payable	3,454,544	3,974,621	20,534,956
Other tax payable	4,891,322	2,790,434	5,434,026
Amounts due to related parties	(3,116,871)	4,367,157	(146,075)
Deposits payable			(39,212,152)
Other current liabilities	11,903,950	10,792,123	1,473,279
Other non-current liabilities	(8,169)	44,146	(502,102)
Deferred taxes	(20,039,088)	(8,518,614)	(9,933,315)
Net cash provided by (used in) operating activities	(19,979,823)	32,459,973	129,101,241
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(37,280,818)	(12,193,899)	(6,315,343)
Purchase of subsidiaries, net of cash acquired	(22,685,735)	563,211	3,243,113
Deposit (return) for acquisition	4,529,880	(4,529,880)
Proceeds from disposal of subsidiaries	117,457
Proceeds from partial disposal of subsidiaries	514,156
Investment in affiliates	(21,567,027)	(9,878,053)	(329,468)
Proceeds from sale of properties held for sale	2,149,470	7,051,619	5,080,606
Proceeds from disposal of property and equipment	1,626,855	100,775	233,968
Net cash provided by (used in) investing activities	(72,595,762)	(18,886,227)	1,912,876
Financing activities:
Repurchase of CRIC shares	(29,862,792)	(12,868,370)	(37,290,289)
Repayment of short-term borrowings			(21,947,100)
Restricted cash-pledged accounts			22,727,280
Advance from a related party			1,050,000
Contribution from non-controlling interest	412,364	4,115,358	1,175,244
Proceeds from exercise of options	1,294,185	3,013,599	2,754,106
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, net of paid issuance costs of $23,548,949			224,851,051
Payment of E-House's offering costs			(74,629)
Repurchase of shares	(20,071,589)		(2,016,499)
Dividends	(20,209,842)	(20,081,057)
Dividends to non-controlling interests shareholders	(783,403)	(1,231,562)
Loans from non-controlling interest		1,205,000
Net cash provided by (used in) financing activities	(69,221,077)	(25,847,032)	191,229,164
Effect of exchange rate changes on cash and cash equivalents	9,984,382	8,029,035	155,279
Net increase (decrease) in cash and cash equivalents	(151,812,280)	(4,244,251)	322,398,560
Cash and cash equivalents at the beginning of the year	543,817,633	548,061,884	225,663,324
Cash and cash equivalents at the end of the year	392,005,353	543,817,633	548,061,884
Supplemental disclosure of cash flow information:
Interest paid			252,481
Income taxes paid	16,098,204	22,467,285	9,398,214
Non-cash investing and financing activities:
Properties held for sale obtained in settlement of accounts receivable		2,091,056	3,471,273
Issuance of ordinary shares in connection with business acquisition			572,000,004
Offering cost to be paid			146,451
Replacement of share option due to acquisition			14,960,796
Decrease in amount due to related party due to vesting of restricted shares	(262,500)	(262,500)
Additional paid-in capital recognized in connection with business acquisition	1,785,764
Non-controlling interest recognized in connection with business acquisition	3,645,881	1,648,336	85,536
Consideration payable for amount recognized in purchase of exclusive rights	$ 35,239,205